SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification [Line Items]
Number of Stock Options, Outstanding, Beginning balance	114,000
Weighted Average Exercise Price, Beginnning balance	$ 50.00
Weighted Average Remining Contractual Life, Outstanding	3 years 6 months 10 days	4 years 14 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance
Number of Stock Options, Granted	30,000	135,500
Weighted Average Exercise Price, Granted	$ 4.10	$ 50.00
Weighted Average Remining Contractual Life, Granted		5 years
Number of Stock Options, Forfeited	(30,000)	(21,500)
Weighted Average Exercise Price, Forfeited	$ 4.10
Number of Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Stock Options, Outstanding, Ending balance	2,000	114,000
Weighted Average Exercise Price, Ending balance	$ 50.00	$ 50.00
Aggregate Intrinsic Value, Outstanding, Ending Balance
Number of Stock Options, Exercisable	2,000	74,000
Weighted Average Exercise Price, Exercisable	$ 50.00	$ 50.00
Weighted Average Remining Contractual Life, Exercisable	3 years 6 months 10 days	4 years 14 days
Aggregate Intrinsic Value, Outstanding, Exercisable
Number of Stock Options, Canceled	(112,000)
Weighted Average Exercise Price, Canceled	$ 50.00
Reclassification [Member]
Reclassification [Line Items]
Number of Stock Options, Outstanding, Beginning balance	114,000
Weighted Average Exercise Price, Beginnning balance	$ 50.00
Number of Stock Options, Outstanding, Ending balance		114,000
Weighted Average Exercise Price, Ending balance		$ 50.00